Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000102979 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000102979 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000102979 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000102979 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102979 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102979 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102979 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102979 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102979 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102979 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000102979 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000102979 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000102979 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000102979 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000102979 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102979 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102979 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000102979 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101161 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101161 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101161 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101161 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101161 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101161 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101161 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101161 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101161 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000101161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000101161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000101161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101161 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101161 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101161 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101161 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101161 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000166322 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166322 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166322 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166322 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166322 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166322 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166322 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166322 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000166322 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166322 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166322 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166322 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166322 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166322 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166322 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166322 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000225813 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225813 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225813 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225813 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225813 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225813 | TopHoldings_Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225813 | Republic of Romania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225813 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225813 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000225813 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225813 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225813 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225813 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225813 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%